Operating Leases	6 Months Ended
Mar. 31, 2025
Operating Leases [Abstract]
Operating leases

Note 5 — Operating leases

Effective on October 1, 2020, the Company adopted ASU No. 2016-02, Leases (Topic 842) using the alternative transition approach which allowed the Company to continue to apply the guidance under the lease standard in effect at the time in the comparative periods presented. Upon adoption, the Company recorded operating lease right-of-use assets and corresponding lease liabilities with no impact on retained earnings. Financial position for reporting periods beginning on or after October 1, 2020, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

As of March 31, 2025 and 2024, the remaining lease term was an average of 2.7 years and 2.3 year, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on long-term interest rates published by local government agencies, such as central banks and monetary authorities, in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 4.6% per annum and 4.4% per annum as of March 31, 2025 and 2024, respectively. The interest expense for the six months ended March 31, 2025 and 2024 was $4,105 and $8,870, respectively. The amortization expense for the six months ended March 31, 2025 and 2024 was $ 37,367 and $16,011, respectively.

Supplemental balance sheet information related to the operating leases from the Company’s operations was as follows:

	As of March 31, 2025	As of September 30, 2024
Right-of-use assets under operating leases	$160,754	$271,931

Lease liabilities, current	65,250	98,957
Lease liabilities, non-current	103,607	204,018
Total lease liabilities	$168,857	$302,975

The following table presents maturity of lease liabilities as of March 31, 2025:

The six months ended March 31, 2025,	As of March 31, 2025
2025	$53,691
2026	71,588
2027	53,691
Total future minimum lease payments	178,970
Less: imputed interest	(10,113)
Total	$168,857